Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive income	₩ (1,169)	₩ 9,259	₩ (37,575)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	960,706	834,903
Profit or loss	161,542	116,544
Other comprehensive income	(1,169)	9,259
Ending balance	1,121,079	960,706	834,903
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,441)	(1,190)
Profit or loss	428	(251)
Ending balance	(1,013)	(1,441)	(1,190)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	34,550	35,771
Profit or loss	26,056	(1,221)
Ending balance	60,606	34,550	35,771
Gross carrying amount [member] | Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,375	10,817
Profit or loss	(1,206)	(17,701)
Other comprehensive income	(1,169)	9,259
Ending balance		2,375	10,817
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	183,903	122,998
Profit or loss	(57,831)	60,905
Ending balance	126,072	183,903	122,998
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	409,928	338,860
Profit or loss	34,298	71,068
Ending balance	444,226	409,928	338,860
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(21,189)	(31,027)
Profit or loss	10,069	9,838
Ending balance	(11,120)	(21,189)	(31,027)
Gross carrying amount [member] | Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	27,018	15,051
Profit or loss	5,450	11,967
Ending balance	32,468	27,018	15,051
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	13	11
Profit or loss		2
Ending balance	13	13	11
Gross carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	27,562	21,435
Profit or loss	(14,377)	6,127
Ending balance	13,185	27,562	21,435
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	268,926	287,400
Profit or loss	39,467	(18,474)
Ending balance	308,393	268,926	287,400
Gross carrying amount [member] | Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit or loss	134,845
Ending balance	134,845
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	29,061	34,777
Profit or loss	(15,657)	(5,716)
Ending balance	₩ 13,404	₩ 29,061	₩ 34,777